Reverse recapitalization	3 Months Ended
Sep. 30, 2023
Reverse Recapitalization [Abstract]
Reverse recapitalization

Note 3 — Reverse recapitalization

Upon the consummation of the Business Combination, the following transactions (collectively, the “Transactions”) were completed, based on the Company’s capitalization as of September 29, 2023:

•        each share of common stock, par value $0.0001 per share, of Merger Sub issued and outstanding immediately prior to the effective time of the Business Combination (“Effective Time”) was no longer outstanding and thereupon were converted into and become one validly issued fully paid and non-assessable share of Common Stock, par value $0.001 per share, of the Company and all such shares constituted the only outstanding shares of capital stock of the Company as of immediately following the Effective Time;

•        The UPTD Units were automatically separated into underlying Common Stock and UPTD Warrants and are no longer be traded on the open market following the Closing;

•        Estrella issued 500,000 shares of Series A Preferred Stock to White Lion for $500,000 and 250,000 shares of Series A Preferred Stock to White Lion as commitment fee pursuant to the Common Stock Purchase Agreement immediately prior to the Effective Time;

•        Estrella issued (i) 1,520,000 shares of Series A Preferred Stock were issued to Lianhe World for $1,520,000, (ii) 1,000,000 shares of Series A Preferred Stock were issued to CoFame for $1,000,000, (iii) 730,000 shares of Series A Preferred Stock were issued to Tiger for $730,000 for deferred commission, (iv) 2,000,000 shares of Series A Preferred Stock were issued to Smart Crest for $2,000,000; (v) 2,000,000 shares of Series A Preferred Stock were issued to Xiao for $2,000,000 and (vi) 2,000,000 shares of Series A Preferred Stock were issued to Wang for $2,000,000, immediately prior to the Effective Time;

•        Estrella issued an unsecured 30-day promissory note to Hongbin Zhang in the principal amount of $0.3 million with an interest rate of 12% per annum

•        Each share of Series A Preferred Stock and Series AA Preferred Stock that was issued and outstanding immediately prior to the Effective Time was automatically converted into a number of shares of Estrella Common Stock;

•        Each share of Estrella Common Stock was converted into 0.2407 shares of Company Common Stock; and

•        The Company issued 500,000 shares of Common Stock to each of Plentiful Limited and Lianhe World, respectively.

The following table presents the number of the Company’s Common Stock issued and outstanding immediately following the Reverse Recapitalization:

Common Stock
UPTD’s Common Stock outstanding prior to Reverse Recapitalization	2,329,920
Less: redemption of UPTD’s Common Stock	(628,688)
Common Stock issued to PIPE investment	1,000,000
Conversion of Estrella’s Common Stock into UPTD’s Common Stock	32,500,000
Total Common Stock outstanding	35,201,232

Estrella was determined to be the accounting acquirer given that Estrella effectively controlled the Company upon consummation of the Business Combination. The transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of Common Stock by Estrella for the net monetary assets of UPTD, accompanied by a recapitalization. Estrella was determined as the accounting acquirer and the historical financial statements of Estrella became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. The net assets of UPTD were recognized as of the Closing Date at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Closing Date are those of Estrella and Estrella’s operations are the only ongoing operations of the Company.

In connection with the Reverse Recapitalization, the Company raised approximately $726,339 of proceeds, presented as cash flows from financing activities, which included the contribution of $8,138,230 of funds held in UPTD’s trust account, $9,782 of cash held in UPTD’s operating cash account, net of $5,072,945 payable to UPTD’s public stockholders to redeem 467,122 public shares of UPTD’s Common Stock, $1,640,128 in transaction costs incurred by UPTD, and $708,600 prepayment of working capital loans issued to UPTD’s related parties.

The following table reconcile the elements of the Reverse Recapitalization to the unaudited condensed consolidated statements of cash flows and the changes in shareholders’ equity (deficit):

September 29, 2023
Funds held in UPTD’s trust account	$8,138,230
Funds held in UPTD’s operating cash account	9,782
Less: amount payable to redeem public shares of UPTD’s Common Stock	(5,072,945)
Less: payments of transaction costs incurred by UPTD	(1,640,128)
Less: repayments of working capital loan – related parties of UPTD	(708,600)
Proceeds from the Reverse Recapitalization	726,339
Less: non-cash net deficit assumed from UPTD	(1,200,316)
Net distributions from issuance of Common Stock upon the Reverse Recapitalization	$(473,977)

The shares and corresponding capital amounts and all per share data related to the Company’s outstanding Common Stock prior to the Reverse Recapitalization have been retroactively adjusted using the Exchange Ratio of 0.2407.